Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 2,574	$ 2,501
Restricted cash	212	114
Trade accounts receivable and other (including 406 and 322 from related parties at December 31, 2017 and 2016, respectively)	3,863	2,974
Inventories	17,986	14,734
Prepaid expenses and other current assets	1,931	1,665
Assets held for sale	179	259
Total current assets	26,745	22,247
Non-current assets:
Goodwill and intangible assets	5,737	5,651
Property, plant and equipment and biological assets	36,971	34,831
Investments in associates and joint ventures	5,084	4,297
Other investments	1,471	926
Deferred tax assets	7,055	5,837
Other assets	2,234	1,353
Total non-current assets	58,552	52,895
Total assets	85,297	75,142
Current liabilities:
Short-term debt and current portion of long-term debt	2,785	1,885
Trade accounts payable and other (including 260 and 179 to related parties at December 31, 2017 and 2016, respectively)	13,428	11,633
Short-term provisions	410	426
Accrued expenses and other liabilities	4,505	3,943
Income tax liabilities	232	133
Liabilities held for sale	50	95
Total current liabilities	21,410	18,115
Non-current liabilities:
Long-term debt, net of current portion	10,143	11,789
Deferred tax liabilities	2,684	2,529
Deferred employee benefits	7,630	8,297
Long-term provisions	1,612	1,521
Other long-term obligations	963	566
Total non-current liabilities	23,032	24,702
Total liabilities	44,442	42,817
Equity:
Common shares (no par value, 1,151,576,921 and 1,124,093,985 shares authorized, 1,021,903,623 and 1,021,903,623 shares issued, and 1,019,916,787 and 1,019,496,143 shares outstanding at December 31, 2017 and 2016, respectively)	401	401
Treasury shares (1,986,836 and 2,407,480 common shares at December 31, 2017 and 2016, respectively, at cost)	(362)	(371)
Additional paid-in capital	34,848	34,826
Retained earnings	20,635	16,049
Reserves	(16,733)	(20,770)
Equity attributable to the equity holders of the parent	38,789	30,135
Non-controlling interests	2,066	2,190
Total equity	40,855	32,325
Total liabilities and equity	$ 85,297	$ 75,142